Pending Merger (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2021	Jun. 25, 2021	May 28, 2021
Pending Merger (Details) [Line Items]
Common shares exchange par value (in Dollars per share)			$ 0.001
Aggregate of shares value	$ 100.0
Common shares of purchase price (in Dollars per share)	$ 10.00
Common shares value		$ 25.0
Investment funds	$ 175.0
Wejo Group Limited
Pending Merger (Details) [Line Items]
Common shares value		$ 125.0
Merger Agreement
Pending Merger (Details) [Line Items]
Investment funds	$ 50.0